SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forwards	$ 1,306,923	$ 972,930
Total deferred tax assets	1,306,923	972,930
Deferred tax liabilities:
Depreciation
Total deferred tax liabilities
Total deferred tax assets-net	1,306,923	972,930
Less: Valuation allowance	(1,306,923)	(972,930)
Deferred tax assets, net